Significant accounting estimates and assumptions	12 Months Ended
Mar. 31, 2022
Disclosure of changes in accounting estimates [abstract]
Significant accounting estimates and assumptions	Significant accounting estimates and assumptions
Use of estimates
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Management reviews its estimates on an ongoing basis based on management’s best knowledge of current events and actions that the Company may undertake in the future. Actual results could differ from those estimates. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.
Key estimates and assumptions are as follows:
COVID-19
Concerns related to the spread of COVID-19 and variants of the COVID-19 virus and the related containment measures intended to mitigate its impact have created substantial disruption in the global economy. The uncertainties around the COVID-19 pandemic, continuing resurgences of COVID-19 and variants of the COVID-19 virus, and related restrictions to contain its spread required the use of judgments and estimates which resulted in no material accounting impacts for the fiscal year ended March 31, 2022, other than the impact on expected credit losses driven by the changes in the macro-economic environment due to COVID-19. For information on the Company's loss allowance, refer to note 28. For the fiscal year ended March 31, 2021, the Company received $8,121 with respect to renumeration of eligible employees pursuant to government-sponsored COVID-19 wage subsidy programs globally (note 8).
Revenue recognition
The identification of revenue-generating contracts with customers, the identification of performance obligations, the determination of the transaction price and allocations between identified performance obligations, the use of the appropriate revenue recognition method for each performance obligation and the measure of progress for performance obligations satisfied over time are the main aspects of the revenue recognition process, all of which require the exercise of judgment and use of assumptions.
The Company follows the guidance provided in IFRS 15, Appendix B, Principal versus Agent Considerations for determining whether revenue should be recognized at the gross amount of consideration paid by the customer or the net amount of consideration retained by the Company. This determination is a matter of judgment that depends on the facts and circumstances of each arrangement.
Impairment of non-financial assets
The Company’s impairment test for goodwill is based on internal estimates of fair value less costs of disposal calculations and uses valuation models such as the discounted cash flow model. Key assumptions on which management has based its determination of fair value less costs of disposal include an estimated discount rate, terminal value multiple, and estimated revenue growth rates. These estimates, including the methodology used, the assessment of CGUs and how goodwill is allocated, can have a material impact on the respective values and ultimately the amount of any goodwill impairment. Refer to note 17 for additional information on the assumptions used.
Whenever property and equipment, lease right-of-use assets, and intangible assets are tested for impairment, the determination of the assets’ recoverable amount involves the use of estimates by management and can have a material impact on the respective values and ultimately the amount of any impairment.
Business combinations
The Company follows the acquisition method to account for business combinations. The acquisition method of accounting requires that assets acquired and liabilities assumed be recorded at their estimated fair values on the date of a business acquisition. The excess of the purchase price over the estimated fair value is recorded as goodwill. Such valuations require management to make significant estimates, assumptions, and judgments, especially with respect to intangible assets and contingent consideration. For intangible assets, the Company develops the fair value by using appropriate valuation techniques which are generally based on a forecast of the total expected future net discounted cash flows, and key assumptions generally consist of the future performance of the related assets, the discount rate, the attrition rate, the royalty rates, and the payments attach rate. Contingent consideration is measured at fair value using a discounted cash flow model.
Recoverability of deferred tax assets and current and deferred income taxes and tax credits
Uncertainties exist with respect to the interpretation of complex tax regulations and the amount and timing of future taxable income. The Company establishes provisions based on reasonable estimates for possible consequences of audits by the tax authorities. The amount of such provisions is based on various factors, such as experience of previous tax audits and differing interpretations of tax regulations by the taxable entity and the responsible tax authority.
Deferred income tax assets are recognized for unused tax losses and deductible temporary differences to the extent it is probable that taxable income will be available against which the losses and deductible temporary differences can be utilized. Management’s judgment is required to determine the amount of deferred income tax assets that can be recognized, based upon the likely timing and the level of future taxable income together with future tax planning strategies.
Share-based compensation
The Company measures the cost of equity-settled transactions with employees by reference to the fair value of the related instruments at the date at which they are granted. Estimating fair value for share‑based payments requires determining the most appropriate valuation model for a grant, which depends on the terms and conditions of the grant. This also requires making assumptions and determining the most appropriate inputs to the valuation model including the expected life of the option, volatility and dividend yield. Refer to note 26 for additional information on the assumptions used.